Acquisition Date Fair Value of Consideration Transferred, Plus Settlement of Preexisting Relationships and Noncontrolling Interest (Detail) (Vogins Technology Co. Limited ("Vogins BVI"))
In Thousands, unless otherwise specified
	0 Months Ended
	Nov. 29, 2013 USD ($)	Nov. 29, 2013 CNY
Business Acquisition [Line Items]
Cash		1,097
Settlements of the preexisting relationships with Vogins BVI		13,894
Less: Consideration allocated to the 49% noncontrolling interest obtained	(341)	(2,063)
Fair value of 9.4% noncontrolling interest in Vogins BVI		1,416
Total of acquisition date fair value of the consideration transferred, settlements of the preexisting relationships, and noncontrolling interest in the acquired company		14,344